Consolidated Statements of Operations - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Total revenue	$ 225,254	$ 1,268,988
Cost of goods sold	183,681	303,720
Gross profit	41,573	965,268
Operating expenses:
Labor and related	454,179	1,302,391
Research and development	207,600	351,670
Selling, general, and administrative	1,055,805	4,799,030
Total operating expenses	1,717,584	6,453,091
Loss from operations	(1,676,011)	(5,487,823)
Other income (expense):
Interest expense		(226,239)
Interest income	39	37
Extinguishment of derivative liabilities		145,565
Change in fair value of derivative liabilities		19,491
Private placement costs		(238,395)
Gain on forgiveness of accrued interest	21,000
Gain on extinguishment of debt	41,000
Other income and expense, net	62,039	(299,541)
Net loss	$ (1,613,972)	$ (5,787,364)
Net loss per share, basic and diluted	$ (0.05)	$ (0.14)
Weighted average common shares outstanding - basic and diluted	35,100,108	42,808,603
Sale of Products, Net [Member]
Total revenue	$ 225,254	$ 1,237,200
License Revenue [Member]
Total revenue		$ 31,788